Supplemental Disclosures to Consolidated Statements of Cash Flows - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Paid For:
Cash paid for interest	$ 5.5	$ 10.0	$ 37.4	$ 39.2	$ 39.2
Cash paid for income taxes	2.9	4.3	19.3	10.6	11.3
Non-Cash Investing and Financing Activities:
Contingent consideration from acquisitions	0.5	0.8	0.0	0.0	0.0
Property, plant, and equipment purchases in accounts payable	0.1	(1.8)	3.2	2.0	2.7
Acquisition purchases in accrued expense and other liabilities	0.0	0.1	2.1	2.8	0.0
Accounts payable converted to note payable to third parties	0.0	0.0	0.0	0.0	0.2
Common Shares issued to Mirion Sellers in Mirion Business Combination	420.7	0.0	0.0	0.0	0.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	84.0	101.8	101.1	118.4	35.8
Restricted cash—current	0.6	0.8	0.8	1.1	1.4
Restricted cash—non-current	0.7	0.5	0.5	0.5	0.4
Total cash, cash equivalents, and restricted cash shown in the statements of cash flow	$ 85.3	$ 103.1	$ 102.4	$ 120.0	$ 37.6	$ 35.9